Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets
Intangible assets

5Intangible assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	Net book value	Net book value
	USD	USD
Licenses	92,900	106,262
	92,900	106,262

In May 2023 the Group obtained a smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license commencing on May 16, 2023 and expires on May 15, 2028.